COMMITMENTS AND CONTINGENCIES - Additional Information (Details) $ in Thousands	1 Months Ended					9 Months Ended
	Jul. 31, 2021 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($) ft²	Sep. 30, 2018 USD ($) ft²	Sep. 30, 2017 USD ($) ft²	Sep. 30, 2020 USD ($) lease	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Commitments And Contingencies Disclosure [Line Items]
Commitments related to manufacturing plant and equipment							$ 253,796
Area for lease | ft²				300,000
Payments for leases				$ 600
Increase in payments for leases (as a percent)				3.00%
Extension term				12 years
Number of lease agreements for retail locations | lease						9
Annual base rent escalation clause (as a percent)						3.00%
ARIZONA
Commitments And Contingencies Disclosure [Line Items]
Commitments related to manufacturing plant and equipment							406,100	$ 162,000
Term of lease			4 years
Area for lease | ft²			500
Payments for leases			$ 1,800
California
Commitments And Contingencies Disclosure [Line Items]
Base rent		$ 100
Annual base rent escalation clause (as a percent)		3.00%
Minimum
Commitments And Contingencies Disclosure [Line Items]
Payments for leases	$ 100
Base rent						$ 100
Maximum
Commitments And Contingencies Disclosure [Line Items]
Payments for leases	$ 500
Base rent						$ 400
Corporate headquarters
Commitments And Contingencies Disclosure [Line Items]
Tenant improvements							4,700	8,600
Term of lease					10 years
Area for lease | ft²					127,000
Payments for leases					$ 300
Increase in payments for leases (as a percent)					3.00%
Leasehold improvements
Commitments And Contingencies Disclosure [Line Items]
Tenant improvements							$ 29,000	$ 24,300